UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23091

Gallery Trust
 (Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

Michael Beattie
C/O SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.   Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Gallery Trust	Mondrian International Value Equity Fund
(Formerly, Mondrian International Equity Fund)
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Number of Shares	Value (U.S. $)

AUSTRALIA — 1.4%
QBE Insurance Group Ltd	989,678	$7,719,101
Total Australia		7,719,101

CHINA — 2.0%
China Mobile Ltd	1,049,500	11,007,034
Total China		11,007,034

DENMARK — 1.6%
ISS A/S	320,876	9,064,363
Total Denmark		9,064,363

FRANCE — 6.1%
Cie de Saint-Gobain SA	352,865	12,165,113
Sanofi SA	166,595	14,457,670
Societe Generale SA	231,366	7,187,237
Total France		33,810,020

GERMANY — 8.8%
Allianz SE	62,421	13,211,958
Bayerische Motoren Werke AG	19,625	1,650,111
Continental AG	17,770	2,799,731
Daimler AG	203,610	12,039,434
Deutsche Telekom AG	639,002	10,378,562
Evonik Industries AG	303,818	8,297,295
Total Germany		48,377,091

HONG KONG — 5.4%
CK Hutchison Holdings Ltd	1,484,500	14,935,521
Jardine Matheson Holdings Ltd	80,715	5,393,377
WH Group Ltd	10,766,500	9,220,020
Total Hong Kong		29,548,918

Gallery Trust	Mondrian International Value Equity Fund
(Formerly, Mondrian International Equity Fund)
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

ITALY — 6.1%
Enel SpA	2,886,279	$17,396,895
Eni SpA	950,496	16,107,963
Total Italy		33,504,858

JAPAN — 20.7%
Coca-Cola Bottlers Japan Holdings Inc	125,300	3,859,367
FUJIFILM Holdings Corp	305,600	13,088,125
Fujitsu Ltd	107,000	7,155,272
Honda Motor Co Ltd	530,500	15,823,681
Isuzu Motors Ltd	337,600	5,008,599
Kyushu Railway Co	132,700	4,519,780
Mitsubishi Electric Corp	732,000	9,176,461
Nippon Telegraph & Telephone Corp	51,700	2,217,036
Otsuka Holdings Co Ltd	76,100	3,111,070
Secom Co Ltd	79,600	6,650,811
Sekisui Chemical Co Ltd	475,200	7,381,578
Sumitomo Electric Industries Ltd	580,600	8,243,267
Takeda Pharmaceutical Co Ltd	399,300	16,089,306
Tokio Marine Holdings Inc	239,352	11,672,599
Total Japan		113,996,952

NETHERLANDS — 4.3%
Ahold Delhaize NV	276,455	7,284,208
Royal Dutch Shell PLC Class B	525,637	16,328,991
Total Netherlands		23,613,199

SINGAPORE — 5.3%
Ascendas Real Estate Investment Trust	2,825,500	5,750,906
Singapore Telecommunications Ltd	3,159,502	7,087,874
United Overseas Bank Ltd	869,340	16,267,029
Total Singapore		29,105,809

Gallery Trust	Mondrian International Value Equity Fund
(Formerly, Mondrian International Equity Fund)
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

SPAIN — 6.0%
Banco Santander SA	2,266,497	$10,719,340
Iberdrola SA	1,880,151	15,494,508
Telefonica SA	784,381	6,729,012
Total Spain		32,942,860

SWEDEN — 2.8%
Telia Co AB	3,506,479	15,260,809
Total Sweden		15,260,809

SWITZERLAND — 6.3%
ABB Ltd	639,886	12,196,731
Novartis AG	129,546	11,268,268
Zurich Insurance Group AG	34,762	10,895,787
Total Switzerland		34,360,786

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing Co Ltd	688,000	5,029,856
Taiwan Semiconductor Manufacturing Co Ltd ADR	61,832	2,326,120
Total Taiwan		7,355,976

UNITED KINGDOM — 20.9%
BP PLC	1,905,748	13,000,269
G4S PLC	3,227,640	8,278,334
GlaxoSmithKline PLC	704,106	13,641,979
John Wood Group PLC	1,240,735	8,807,179
Kingfisher PLC	3,152,555	9,208,373
Lloyds Banking Group PLC	22,036,033	16,734,472
National Grid PLC	482,914	5,226,718
SSE PLC	811,018	12,445,615
Tesco PLC	4,659,172	13,633,531
Travis Perkins PLC	275,233	4,418,572

Gallery Trust	Mondrian International Value Equity Fund
(Formerly, Mondrian International Equity Fund)
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

UNITED KINGDOM — continued
WPP PLC	816,335	$9,312,962
Total United Kingdom		114,708,004

Total Common Stock
(Cost $545,287,086)		544,375,780

PREFERRED STOCK — 0.2%

GERMANY — 0.2%
Bayerische Motoren Werke AG, 4.66%	13,304	981,426

Total Preferred Stock
(Cost $963,310)		981,426
Total Value of Securities — 99.2%
(Cost $546,250,396)		$545,357,206

Percentages are based on Net Assets of $549,758,260.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

Gallery Trust	Mondrian International Value Equity Fund
(Formerly, Mondrian International Equity Fund)
January 31, 2019 (Unaudited)

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$7,719,101	$—	$—	$7,719,101
China	11,007,034	—	—	11,007,034
Denmark	9,064,363	—	—	9,064,363
France	33,810,020	—	—	33,810,020
Germany	48,377,091	—	—	48,377,091
Hong Kong	29,548,918	—	—	29,548,918
Italy	33,504,858	—	—	33,504,858
Japan	113,996,952	—	—	113,996,952
Netherlands	23,613,199	—	—	23,613,199
Singapore	29,105,809	—	—	29,105,809
Spain	32,942,860	—	—	32,942,860
Sweden	15,260,809	—	—	15,260,809
Switzerland	34,360,786	—	—	34,360,786
Taiwan	2,326,120	5,029,856	—	7,355,976
United Kingdom	114,708,004	—	—	114,708,004
Total Common Stock	539,345,924	5,029,856	—	544,375,780

Preferred Stock	981,426	—	—	981,426
Total Investments in Securities	$540,327,350	$5,029,856	$—	$545,357,206

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2019, securities with a total value of $5,029,856 were classified as Level 2 due to the application of the fair value provided by MarkIt. For the period ended January 31, 2019, there were no transfers between Level 1 and Level 3 assets and liabilities. For the period ended January 31, 2019, there were no transfers between Level 2 and Level 3 investments. All transfers were considered to have occurred as of the end of the period.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-0600

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Number of Shares	Value (U.S. $)

BRAZIL — 12.4%
CCR SA	188,800	$778,693
Embraer SA ADR	86,097	1,832,144
Hypera SA	208,200	1,818,154
Itau Unibanco Holding SA ADR	219,646	2,337,033
Kroton Educacional SA	332,400	1,041,712
Suzano Papel e Celulose SA	173,800	2,192,038
Total Brazil		9,999,774

CHINA — 23.1%
Alibaba Group Holding Ltd ADR *	11,420	1,924,156
Brilliance China Automotive Holdings Ltd	366,000	344,212
China Construction Bank Corp Class H	3,463,000	3,093,560
China Medical System Holdings Ltd	933,000	966,630
China Mobile Ltd	189,500	1,987,454
China Resources Power Holdings Co Ltd	475,291	950,927
Hengan International Group Co Ltd	104,500	820,323
Midea Group Co Ltd Class A (A)	380,503	2,470,106
Ping An Insurance Group Co of China Ltd Class H	425,500	4,115,564
SAIC Motor Corp Ltd Class A	204,110	809,682
Tingyi Cayman Islands Holding Corp Class H	784,000	1,091,005
Total China		18,573,619

HONG KONG — 6.4%
Sands China Ltd	425,600	2,023,012
WH Group Ltd	3,661,000	3,135,141
Total Hong Kong		5,158,153

INDIA — 12.8%
Bajaj Auto Ltd	44,399	1,594,762
HCL Technologies Ltd	115,697	1,635,245
Housing Development Finance Corp Ltd	31,576	853,489
Indiabulls Housing Finance Ltd	227,964	2,130,591
Larsen & Toubro Ltd GDR	37,466	692,372

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

INDIA — continued
Lupin Ltd	129,041	$1,588,881
Vedanta Ltd	645,259	1,790,521
Total India		10,285,861

INDONESIA — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	4,333,900	1,194,168
Total Indonesia		1,194,168

MALAYSIA — 3.3%
Genting Malaysia Bhd	1,179,800	947,642
Malayan Banking Bhd	746,900	1,739,606
Total Malaysia		2,687,248

MEXICO — 3.6%
Fibra Uno Administracion SA de CV REIT	1,403,003	1,928,169
Grupo Financiero Banorte SAB de CV Class O	168,554	937,427
Total Mexico		2,865,596

PERU — 1.0%
Credicorp Ltd	3,456	839,048
Total Peru		839,048

RUSSIA — 3.7%
Gazprom PJSC ADR	323,264	1,582,377
LUKOIL PJSC ADR	11,550	926,310
MMC Norilsk Nickel PJSC ADR	23,409	491,823
Total Russia		3,000,510

SOUTH AFRICA — 2.7%
Anglo American PLC	42,293	1,077,697
Sasol Ltd	36,981	1,116,421
Total South Africa		2,194,118

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

SOUTH KOREA — 13.3%
Korea Zinc Co Ltd	2,757	$1,091,501
LG Chem Ltd	7,578	2,506,363
Samsung Electronics Co Ltd	17,587	729,466
Samsung Electronics Co Ltd GDR	3,816	3,956,958
Samsung SDI Co Ltd	2,339	469,839
Shinhan Financial Group Co Ltd	51,594	2,003,200
Total South Korea		10,757,327

TAIWAN — 8.6%
ASE Technology Holding Co Ltd	705,000	1,395,255
Mega Financial Holding Co Ltd	1,733,000	1,507,012
Taiwan Semiconductor Manufacturing Co Ltd ADR	107,730	4,052,803
Total Taiwan		6,955,070

THAILAND — 1.4%
Kasikornbank PCL NVDR	178,700	1,143,954
Total Thailand		1,143,954

TURKEY — 1.3%
Turkiye Garanti Bankasi AS	297,679	521,996
Turkiye Halk Bankasi AS	332,872	489,646
Total Turkey		1,011,642

UNITED ARAB EMIRATES — 1.4%
First Abu Dhabi Bank PJSC	275,713	1,106,410
Total United Arab Emirates		1,106,410

Total Common Stock
(Cost $75,218,392)		77,772,498

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
January 31, 2019 (Unaudited)

EXCHANGE TRADED FUND — 0.8%
	Number of Shares	Value (U.S. $)

EXCHANGE TRADED FUND — 0.8%
iShares MSCI Emerging Markets ETF	14,369	$619,304
Total Exchange Traded Fund
(Cost $603,417)		619,304

PREFERRED STOCK — 0.5%

SOUTH KOREA — 0.5%
Samsung Electronics Co Ltd**	12,779	430,695

Total Preferred Stock
(Cost $398,164)		430,695
Total Value of Securities — 97.8%
(Cost $76,219,973)		$78,822,497

Percentages are based on Net Assets of $80,578,831.

* **	Non-income producing security. There is currently no rate available.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
Ltd — Limited
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint-Stock Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
January 31, 2019 (Unaudited)

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$9,999,774	$—	$—	$9,999,774
China	16,103,513	—	2,470,106	18,573,619
Hong Kong	5,158,153	—	—	5,158,153
India	10,285,861	—	—	10,285,861
Indonesia	1,194,168	—	—	1,194,168
Malaysia	2,687,248	—	—	2,687,248
Mexico	2,865,596	—	—	2,865,596
Peru	839,048	—	—	839,048
Russia	3,000,510	—	—	3,000,510
South Africa	2,194,118	—	—	2,194,118
South Korea	10,757,327	—	—	10,757,327
Taiwan	4,052,803	2,902,267	—	6,955,070
Thailand	1,143,954	—	—	1,143,954
Turkey	1,011,642	—	—	1,011,642
United Arab Emirates	1,106,410	—	—	1,106,410
Total Common Stock	72,400,125	2,902,267	2,470,106	77,772,498

Exchange Traded Fund	619,304	—	—	619,304
Preferred Stock
South Korea	430,695	—	—	430,695
Total Preferred Stock	430,695	—	—	430,695
Total Investments in Securities	$73,450,124	$2,902,267	$2,470,106	$78,822,497

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of November 1, 2018	$—
Realized gain/(loss)	(4,909)
Change in unrealized appreciation/(depreciation)	338,708
Purchases	2,351,233
Sales	(214,926)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of January 31, 2019	$2,470,106

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
(Formerly, Mondrian Emerging Markets Equity Fund)
January 31, 2019 (Unaudited)

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2019, securities with a total value of $2,902,267 were classified as Level 2 due to the application of the fair value provided by MarkIt. For the period ended January 31, 2019, there were transfers of $2,470,106 between Level 1 and Level 3 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 3 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended January 31, 2019, there were no transfers between Level 2 and Level 3 investments. All transfers were considered to have occurred as of the end of the period.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-0600

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 91.4%
	Face Amount (Local Currency)		Value (U.S. $)

AUSTRALIA — 8.1%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$122,546
4.750%, 04/21/27	AUD	545,000	473,056
3.250%, 04/21/25	AUD	1,550,000	1,208,598
3.000%, 03/21/47	AUD	925,000	700,590
Total Australia			2,504,790

AUSTRIA — 4.0%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	704,000	1,210,770
Total Austria			1,210,770

BELGIUM — 4.0%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	1,028,000	1,236,125
Total Belgium			1,236,125

CANADA — 4.1%
Canadian Government Bond
5.000%, 06/01/37	CAD	500,000	546,219
1.500%, 06/01/26	CAD	214,000	158,935
0.750%, 09/01/21	CAD	740,000	548,753
Total Canada			1,253,907

FINLAND — 3.0%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	799,000	930,698
Total Finland			930,698

GERMANY — 4.8%
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	140,000,000	1,486,526
Total Germany			1,486,526

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)

ITALY — 11.9%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	440,000	$614,285
2.950%, 09/01/38 (A)	EUR	820,000	904,391
2.000%, 02/01/28	EUR	850,000	942,533
1.450%, 05/15/25	EUR	308,000	341,992
0.050%, 04/15/21	EUR	760,000	861,012
Total Italy			3,664,213

JAPAN — 13.3%
Japan Government Five Year Bond
0.100%, 06/20/21	JPY	44,000,000	406,489
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	18,500,000	172,943
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	118,000,000	1,438,132
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	60,000,000	645,978
0.200%, 06/20/36	JPY	160,400,000	1,434,374
Total Japan			4,097,916

MALAYSIA — 2.0%
Malaysia Government Bond
4.254%, 05/31/35	MYR	990,000	234,553
4.181%, 07/15/24	MYR	1,550,000	382,902
Total Malaysia			617,455

MEXICO — 4.8%
Mexican Bonos
8.500%, 11/18/38	MXN	1,263,000	64,403
8.000%, 11/07/47	MXN	10,000,000	479,734
7.750%, 11/23/34	MXN	15,500,000	744,828
7.500%, 06/03/27	MXN	3,800,000	187,508
Total Mexico			1,476,473

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2019 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)

NETHERLANDS — 4.4%
Netherlands Government Bond
5.500%, 01/15/28	EUR	752,000	$1,271,479
0.000%, 01/15/22 (A)(B)	EUR	80,000	92,882
Total Netherlands			1,364,361

NEW ZEALAND — 8.1%
New Zealand Government Bond
5.500%, 04/15/23	NZD	1,174,000	933,580
4.500%, 04/15/27	NZD	950,000	776,019
2.750%, 04/15/37	NZD	1,109,000	780,871
Total New Zealand			2,490,470

SPAIN — 7.7%
Spain Government Bond
4.200%, 01/31/37 (A)	EUR	631,000	976,227
1.600%, 04/30/25 (A)	EUR	806,000	980,518
1.400%, 01/31/20	EUR	365,000	424,859
Total Spain			2,381,604

SUPRANATIONAL — 11.2%
Asian Development Bank
2.350%, 06/21/27	JPY	130,000,000	1,436,678
European Financial Stability Facility
0.950%, 02/14/28	EUR	500,000	592,695
European Investment Bank
2.150%, 01/18/27	JPY	130,000,000	1,410,902
Total Supranational			3,440,275

Total Global Bonds
(Cost $26,957,904)			28,155,583

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS — 6.6%

	Face Amount ($)	Value (U.S. $)

United States Treasury Bonds
2.750%, 08/15/42	792,000	$761,712
United States Treasury Notes
1.625%, 02/15/26	970,000	913,164
1.250%, 03/31/21	375,000	365,654

Total U.S. Treasury Obligations
(Cost $1,969,527)		2,040,530
Total Value of Securities — 98.0%
(Cost $28,927,431)		$30,196,113

A list of the open forward foreign currency exchange contracts held by the Fund at January 31, 2019 is as follows:

Counterparty	Maturity Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	4/26/2019	USD	1,595,060	EUR	1,386,000	$3,115
Brown Brothers Harriman	4/26/2019	USD	4,015,445	GBP	3,032,500	(20,362)
Brown Brothers Harriman	4/26/2019	USD	926,116	SEK	8,335,500	1,434
Brown Brothers Harriman	4/26/2019	NZD	3,597,500	USD	2,465,363	(25,432)
Brown Brothers Harriman	4/26/2019	AUD	3,464,500	USD	2,484,043	(37,305)
						$(78,550)

Percentages are based on Net Assets of $30,824,437.

(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of securities as of January 31, 2019 was 5,735,126 and represents 18.6% on Net Assets.

(B)	Zero coupon security. The effective yield at the time of purchase is negative due to decrease in value of the foreign currency against the U.S. Dollar.

Gallery Trust	Mondrian International Government Fixed Income Fund
January 31, 2019 (Unaudited)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
SEK — Swedish Krona
USD — United States Dollar

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$28,155,583	$—	$28,155,583
U.S. Treasury Obligations	—	2,040,530	—	2,040,530
Total Investments in Securities	$—	$30,196,113	$—	$30,196,113

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$4,549	$—	$4,549
Unrealized Depreciation	—	(83,099)	—	(83,099)
Total Other Financial Instruments	$—	$(78,550)	$—	$(78,550)

*Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—”are $0 or have been rounded to $0.
For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-0600

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%
	Number of Shares	Value (U.S. $)
Communication Services — 2.9%
National CineMedia Inc	5,579	$38,551

Consumer Discretionary — 3.2%
Cedar Fair LP	593	32,793
Destination Maternity Corp *	3,229	9,622
		42,415
Consumer Staples — 2.1%
Cal-Maine Foods Inc	654	27,586

Energy — 2.8%
Green Plains Partners LP	2,477	37,774

Health Care — 15.5%
AAC Holdings Inc *	5,440	13,165
Acadia Healthcare Co Inc *	1,240	33,926
AMN Healthcare Services Inc *	450	29,156
Bio-Techne Corp	197	34,369
Computer Programs & Systems Inc	895	23,485
iRadimed Corp *	1,050	28,791
Meridian Bioscience Inc	1,432	23,471
Tivity Health Inc *	893	19,878
		206,241
Industrials — 28.2%
AAR Corp	961	36,211
Astronics Corp *	1,306	40,055
Barnes Group Inc	573	33,853
Donaldson Co Inc	468	22,127
Douglas Dynamics Inc	681	24,107
EnerSys	328	27,965
Graco Inc	450	19,499

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Industrials — continued
McGrath RentCorp	250	$12,600
SP Plus Corp *	814	26,943
Tetra Tech Inc	588	32,452
Timken Co/The	855	36,414
Triumph Group Inc	1,247	22,259
US Ecology Inc	622	39,603
		374,088
Information Technology — 20.6%
Cabot Microelectronics Corp	272	27,714
Comtech Telecommunications Corp	1,273	31,787
Daktronics Inc	3,698	27,846
FLIR Systems Inc	760	37,149
MAXIMUS Inc	480	33,662
NIC Inc	2,655	43,542
Versum Materials Inc	944	34,711
Vishay Intertechnology Inc	1,895	36,952
		273,363
Materials — 14.0%
AptarGroup Inc	275	27,258
Balchem Corp	226	18,763
Greif Inc Class A	817	31,863
Innospec Inc	579	40,686
PH Glatfelter Co	2,306	29,471
PolyOne Corp	1,158	37,484
		185,525
Real Estate — 9.6%
American Campus Communities Inc REIT	594	27,336
CoreCivic Inc REIT	1,600	31,792
GEO Group Inc/The REIT	1,335	30,104

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
Real Estate — continued
Outfront Media Inc REIT	1,835	$38,076
		127,308
Total Common Stock
(Cost $1,238,913)		1,312,851
Total Value of Securities — 98.9%
(Cost $1,238,913)		$1,312,851

Percentages are based on Net Assets of $1,327,051.

*	Non-income producing security.

LP — Limited Partnership
REIT — Real Estate Investment Trust

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-0600

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Number of Shares	Value (U.S. $)

BRAZIL — 4.7%
CCR SA	15,000	$61,198
Total Brazil		61,198

CANADA — 9.9%
Emera Inc	1,499	52,478
Enbridge Inc	1,577	57,622
TransCanada Corp	476	20,243
Total Canada		130,343

CHINA — 7.5%
Beijing Capital International Airport Co Ltd Class H	26,000	24,287
Guangdong Investment Ltd	18,000	34,316
Jiangsu Expressway Co Ltd Class H	28,000	40,534
Total China		99,137

FRANCE — 4.3%
Veolia Environnement SA	2,676	56,419
Total France		56,419

ITALY — 8.4%
Atlantia SpA	2,408	56,888
Snam SpA	11,067	52,822
Total Italy		109,710

JAPAN — 4.4%
West Japan Railway Co	800	58,308
Total Japan		58,308

MEXICO — 3.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B	7,065	39,463
Total Mexico		39,463

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

PORTUGAL — 3.9%
EDP - Energias de Portugal SA	14,191	$51,815
Total Portugal		51,815

SOUTH KOREA — 2.7%
Korea Electric Power Corp	1,149	35,627
Total South Korea		35,627

SPAIN — 8.4%
Iberdrola SA	6,700	55,216
Naturgy Energy Group SA	1,958	54,571
Total Spain		109,787

UNITED KINGDOM — 11.5%
National Grid PLC	4,388	47,493
Pennon Group PLC	5,180	51,825
SSE PLC	3,339	51,239
Total United Kingdom		150,557

UNITED STATES — 30.0%
Utilities — 30.0%
Ameren Corp	607	42,089
American Electric Power Co Inc	514	40,668
Duke Energy Corp	518	45,470
Evergy Inc	663	38,003
Eversource Energy	724	50,253
PPL Corp	1,473	46,134
Southern Co/The	920	44,712
WEC Energy Group Inc	594	43,380
Xcel Energy Inc	831	43,511
Total United States		394,220

Gallery Trust	Mondrian Global Listed Infrastructure Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
Value (U.S. $)

Total Common Stock
(Cost $1,235,169)	$1,296,584
Total Value of Securities — 98.7%
(Cost $1,235,169)	$1,296,584

Percentages are based on Net Assets of $1,314,086.

Ltd — Limited
PLC — Public Limited Company

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities. The Fund generally recognizes transfers between the levels as of the end of the reporting period.
For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-0600

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%
	Number of Shares	Value (U.S. $)

BRAZIL — 7.5%
BB Seguridade Participacoes SA	7,100	$60,463
CCR SA	4,500	18,359
Cielo SA	14,600	47,797
Hypera SA *	6,200	54,143
Kroton Educacional SA	3,700	11,595
LOG Commercial Properties e Participacoes SA *	260	1,371
MRV Engenharia e Participacoes SA	3,600	14,806
Odontoprev SA	3,600	16,138
Porto Seguro SA	2,200	33,828
Qualicorp Consultoria e Corretora de Seguros SA	11,400	49,543
Smiles Fidelidade SA	3,600	44,122
Wiz Solucoes e Corretagem de Seguros SA	23,700	52,310
Total Brazil		404,475

CHILE — 1.4%
Aguas Andinas SA Class A	84,443	49,909
CAP SA	1,310	14,142
Enel Chile SA	119,374	12,578
Total Chile		76,629

CHINA — 21.4%
361 Degrees International Ltd	46,000	9,965
Agricultural Bank of China Ltd Class H	28,000	13,167
Anhui Expressway Co Ltd Class H	22,000	14,018
Bank of China Ltd Class H	28,000	12,917
Beijing Enterprises Water Group Ltd	26,000	15,009
Beijing Jingneng Clean Energy Co Ltd Class H	234,000	50,992
China Communications Services Corp Ltd Class H	24,000	22,480
China Construction Bank Corp Class H	15,000	13,400
China Dongxiang Group Co Ltd	299,000	45,343
China Everbright Ltd	4,000	7,514
China Galaxy Securities Co Ltd Class H	24,000	12,386
China Lilang Ltd	12,000	10,597
China Merchants Port Holdings Co Ltd	6,000	11,851

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

CHINA — continued
China Mobile Ltd	1,500	$15,732
China Pioneer Pharma Holdings Ltd *	106,000	13,778
China Power Clean Energy Development Co Ltd	32,500	11,472
China Sanjiang Fine Chemicals Co Ltd	188,000	44,561
China Suntien Green Energy Corp Ltd Class H	51,000	13,908
Chongqing Machinery & Electric Co Ltd Class H	156,000	11,530
Chu Kong Shipping Enterprises Group Co Ltd	62,000	14,064
COSCO Shipping International Hong Kong Co Ltd	38,000	13,365
CPMC Holdings Ltd	28,000	13,309
Dongfeng Motor Group Co Ltd Class H	14,000	14,647
Fufeng Group Ltd *	27,000	11,974
Great Wall Motor Co Ltd Class H	15,500	10,508
Greatview Aseptic Packaging Co Ltd	33,000	20,943
Guangdong Investment Ltd	10,000	19,065
Guangzhou R&F Properties Co Ltd	32,000	63,534
Guorui Properties Ltd	183,000	33,348
Hengan International Group Co Ltd	1,500	11,775
Hisense Home Appliances Group Co Ltd Class H	26,000	26,672
Industrial & Commercial Bank of China Ltd Class H	19,000	14,672
Jiangsu Expressway Co Ltd Class H	12,000	17,372
Kingboard Holdings Ltd	13,500	47,224
Lenovo Group Ltd	120,000	87,165
Qingling Motors Co Ltd Class H	178,000	45,821
Shanghai Industrial Holdings Ltd	7,000	14,701
Sichuan Expressway Co Ltd Class H	46,000	14,714
Sihuan Pharmaceutical Holdings Group Ltd	223,000	46,890
Sinopec Shanghai Petrochemical Co Ltd Class H	84,000	39,714
Xingda International Holdings Ltd	136,000	39,515
Xinhua Winshare Publishing and Media Co Ltd Class H	72,000	51,840
Xinyi Solar Holdings Ltd	84,000	35,325
Xtep International Holdings Ltd	27,500	17,768
Yuexiu Transport Infrastructure Ltd	22,000	16,962
Yuzhou Properties Co Ltd	94,000	46,358

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

CHINA — continued
Zhejiang Expressway Co Ltd Class H	14,000	$14,344
Total China		1,154,209

CZECH REPUBLIC — 0.2%
O2 Czech Republic AS	1,271	13,752
Total Czech Republic		13,752

HONG KONG — 4.9%
Huabao International Holdings Ltd	89,000	40,490
Kingboard Laminates Holdings Ltd	57,500	59,206
Lee & Man Paper Manufacturing Ltd	15,000	13,323
Seaspan Corp Class A	3,654	33,982
Texhong Textile Group Ltd	11,000	14,747
Wasion Holdings Ltd	82,000	42,948
Yuexiu Real Estate Investment Trust	84,000	58,233
Total Hong Kong		262,929

INDIA — 4.5%
HDFC Bank Ltd ADR	591	58,048
ICICI Bank Ltd ADR	6,688	68,284
Infosys Ltd ADR	6,636	71,669
Mahindra & Mahindra Ltd GDR	4,501	43,885
Total India		241,886

INDONESIA — 3.4%
Bank Pembangunan Daerah Jawa Timur Tbk PT Class B	1,179,200	62,874
Bukit Asam Tbk PT	236,400	72,921
Tunas Baru Lampung Tbk PT	432,900	29,898
Waskita Beton Precast Tbk PT	571,100	15,695
Total Indonesia		181,388

MALAYSIA — 3.3%
AirAsia Group Bhd	58,700	43,567
Alliance Bank Malaysia Group Bhd	14,100	14,596

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

MALAYSIA — continued
CIMB Group Holdings Bhd	8,500	$11,663
Gas Malaysia Bhd	20,700	14,251
Inari Amertron Bhd	32,300	11,829
Lingkaran Trans Kota Holdings Bhd	10,300	11,215
Malaysian Pacific Industries Bhd	7,400	17,994
OSK Holdings Bhd	78,000	17,329
Petronas Chemicals Group Bhd	7,100	14,647
Syarikat Takaful Malaysia Keluarga Bhd	18,300	18,854
Total Malaysia		175,945

MEXICO — 3.5%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander et Mexico Class B	35,366	52,746
Bolsa Mexicana de Valores SAB de CV	8,851	17,705
Concentradora Fibra Danhos SA de CV REIT	17,324	24,832
Concentradora Hipotecaria SAPI de CV REIT	50,495	35,253
Gentera SAB de CV	19,052	13,919
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,463	13,165
Grupo Financiero Banorte SAB de CV Class O	2,510	13,960
Wal-Mart de Mexico SAB de CV	5,824	15,298
Total Mexico		186,878

PHILIPPINES — 2.0%
Globe Telecom Inc	1,975	76,560
Manila Electric Co	4,520	31,729
Total Philippines		108,289

POLAND — 1.8%
Asseco Poland SA	4,355	56,157
Budimex SA	312	9,069

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

POLAND — continued
Polskie Gornictwo Naftowe i Gazownictwo SA	16,538	$33,899
Total Poland		99,125

QATAR — 0.9%
Al Meera Consumer Goods Co QSC	1,225	50,798
Total Qatar		50,798

SOUTH AFRICA — 9.3%
Absa Group Ltd	4,033	56,187
AECI Ltd	1,654	11,098
Assore Ltd	2,228	57,737
Astral Foods Ltd	609	7,468
AVI Ltd Class Y	5,415	37,984
EOH Holdings Ltd *	11,717	23,569
FirstRand Ltd	3,157	16,516
Foschini Group Ltd/The	916	11,695
Investec Ltd	1,812	11,894
JSE Ltd	986	12,207
Liberty Holdings Ltd	5,559	44,770
Metair Investments Ltd	9,296	13,078
Nedbank Group Ltd	645	13,897
Peregrine Holdings Ltd	28,763	39,575
RMB Holdings Ltd	2,463	15,507
Sanlam Ltd	2,364	14,991
Spar Group Ltd/The	860	12,929
Telkom SA SOC Ltd	12,408	62,790
Truworths International Ltd	1,893	11,432
Tsogo Sun Holdings Ltd	8,611	12,770
Woolworths Holdings Ltd/South Africa	2,930	11,096
Total South Africa		499,190

SOUTH KOREA — 12.5%
Cheil Worldwide Inc	3,239	68,411
Coway Co Ltd	182	13,642

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

SOUTH KOREA — continued
Daekyo Co Ltd	2,109	$12,491
DB Insurance Co Ltd	262	16,365
GS Home Shopping Inc	93	15,881
Hana Financial Group Inc	344	12,351
Huchems Fine Chemical Corp	2,335	48,372
Hyosung Advanced Materials Corp *	25	2,573
Hyosung Chemical Corp *	18	2,281
Hyosung Corp	378	23,781
Hyosung Heavy Industries Corp *	53	2,160
Hyosung TNC Co Ltd *	24	3,699
Hyundai Marine & Fire Insurance Co Ltd	1,626	54,582
Kangwon Land Inc	558	17,051
KB Financial Group Inc	270	11,660
Korea Autoglass Corp	1,619	19,498
KT&G Corp *	624	55,578
Kyobo Securities Co Ltd	1,644	14,524
Lotte Food Co Ltd	23	13,230
Meritz Fire & Marine Insurance Co Ltd	2,965	59,160
Mirae Asset Life Insurance Co Ltd *	3,026	13,190
Poongsan Holdings Corp	342	11,634
Samsung Fire & Marine Insurance Co Ltd	61	14,967
Seah Besteel Corp	639	10,194
SFA Engineering Corp	496	18,255
Shinhan Financial Group Co Ltd	352	13,667
SK Telecom Co Ltd	273	63,303
Tongyang Life Insurance Co Ltd	7,260	32,038
Woori Financial Group Inc (A)	2,166	28,811
Total South Korea		673,349

TAIWAN — 18.1%
Cayman Engley Industrial Co Ltd	3,000	12,259
Charoen Pokphand Enterprise Co Ltd	22,000	39,053
Chunghwa Telecom Co Ltd	5,000	17,437
First Financial Holding Co Ltd	82,000	54,662

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)

TAIWAN — continued
Flytech Technology Co Ltd	11,000	$26,227
Getac Technology Corp	40,000	59,848
Hiroca Holdings Ltd	4,000	10,095
Inventec Corp	74,000	57,477
Lien Hwa Industrial Corp	49,000	48,369
Merry Electronics Co Ltd	12,193	63,199
Mitac Holdings Corp	59,000	53,226
Namchow Holdings Co Ltd	21,000	38,378
Pegatron Corp	25,000	42,553
Quanta Computer Inc	31,000	56,903
Rechi Precision Co Ltd	40,000	34,697
San Fang Chemical Industry Co Ltd	14,000	11,046
Senao International Co Ltd	21,000	23,749
Sitronix Technology Corp	10,000	36,524
Supreme Electronics Co Ltd	43,000	41,210
Systex Corp	21,000	44,407
Taiwan Mobile Co Ltd	16,000	57,030
Taiwan Styrene Monomer Corp	42,000	33,321
TXC Corp	25,000	27,662
TYC Brother Industrial Co Ltd	15,000	11,815
United Integrated Services Co Ltd	16,000	49,352
Zeng Hsing Industrial Co Ltd	6,000	27,267
Total Taiwan		977,766

THAILAND — 2.6%
Bangchak Corp PCL	47,100	48,619
Siamgas & Petrochemicals PCL	168,200	56,529
Thai Vegetable Oil PCL	36,600	33,973
Total Thailand		139,121

TURKEY — 1.1%
Borusan Mannesmann Boru Sanayi ve Ticaret AS	5,673	9,443
Petkim Petrokimya Holding AS	9,151	10,220
Soda Sanayii AS	13,460	18,678

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

COMMON STOCK — continued
	Number of Shares/Rights	Value (U.S. $)

TURKEY — continued
Tofas Turk Otomobil Fabrikasi AS	2,400	$9,783
Turk Traktor ve Ziraat Makineleri AS	1,362	10,139
Total Turkey		58,263

UNITED ARAB EMIRATES — 1.0%
Dubai Islamic Bank PJSC	38,793	53,862
Total United Arab Emirates		53,862

Total Common Stock
(Cost $4,974,809)		5,357,854

RIGHT — 0.0%
LOG Commercial Properties e Participacoes SA exercise price BRL 22.00, expiration date 02/06/19*	51	–
Total Rights
(Cost $–)		–
Total Value of Securities — 99.4%
(Cost $4,974,809)		$5,357,854

Percentages are based on Net Assets of $5,392,721.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
BRL — Brazilian Real
GDR — Global Depositary Receipt
Ltd — Limited
PJSC — Public Joint-Stock Company
REIT — Real Estate Investment Trust

Gallery Trust	Rothko Emerging Markets Equity Fund
January 31, 2019 (Unaudited)

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Brazil	$404,475	$—	$—	$404,475
Chile	76,629	—	—	76,629
China	1,154,209	—	—	1,154,209
Czech Republic	13,752	—	—	13,752
Hong Kong	262,929	—	—	262,929
India	241,886	—	—	241,886
Indonesia	181,388	—	—	181,388
Malaysia	175,945	—	—	175,945
Mexico	186,878	—	—	186,878
Philippines	108,289	—	—	108,289
Poland	99,125	—	—	99,125
Qatar	50,798	—	—	50,798
South Africa	499,190	—	—	499,190
South Korea	644,538	—	28,811	673,349
Taiwan	—	977,766	—	977,766
Thailand	139,121	—	—	139,121
Turkey	58,263	—	—	58,263
United Arab Emirates	53,862	—	—	53,862
Total Common Stock	4,351,277	977,766	28,811	5,357,854

Right	—	—	—	—
Total Investments in Securities	$4,351,277	$977,766	$28,811	$5,357,854

(1)
A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2019, securities with a total value of $977,766 were classified as Level 2 due to the application of the fair value provided by MarkIt. For the period ended January 31, 2019, there were transfers of $28,811 between Level 1 and Level 3 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 3 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. For the period ended January 31, 2019, there were no transfers between Level 2 and Level 3 investments. All transfers were considered to have occurred as of the end of the period.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund's most recent financial statements.
MON-QH-001-0600

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gallery Trust

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019